Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Capital
Common Equity Tier 1 capital	[1]	$ 64,508	$ 62,972	$ 62,752
Net Tier 1 capital	[1]	74,494	72,961	72,790
Total regulatory capital	[1]	83,483	80,724	80,908
Total loss absorbing capacity (TLAC)	[1],[2]	140,919	135,476	138,049
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1]	492,866	474,440	474,453
Leverage exposures	[3]	$ 1,723,928	$ 1,689,877	$ 1,622,415
Regulatory ratios
Common Equity Tier 1 capital ratio	[1]	13.10%	13.30%	13.20%
Tier 1 capital ratio	[1]	15.10%	15.40%	15.30%
Total capital ratio	[1]	16.90%	17.00%	17.10%
Total loss absorbing capacity ratio	[1],[2]	28.60%	28.60%	29.10%
Leverage ratio	[1],[3]	4.30%	4.30%	4.50%
Total loss absorbing capacity leverage ratio	[1],[2]	8.20%	8.00%	8.50%

[1]	The Q3 2026 and Q2 2026 regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2025). The Q4 2025 regulatory capital ratios were based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).
[2]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[3]	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).